STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Stockholders' Deficit:
STOCKHOLDERS' EQUITY
NOTE 9 – STOCKHOLDERS’ EQUITY

Common Stock

At June 30, 2013, we had 250,000,000 shares of common stock, $0.001 par value per share, authorized with 131,212,706 shares issued and outstanding.

Public Offering

On March 14, 2013, we entered into an underwriting agreement, or the Underwriting Agreement, with Jefferies LLC, as representative of the underwriters named therein, or the Underwriters, relating to the issuance and sale of 29,411,765 shares of our common stock. The price to the public in the offering was $1.70 per share and the Underwriters agreed to purchase the shares from us pursuant to the Underwriting Agreement at a price of $1.581 per share. The net proceeds to us from this offering was  approximately $45.4 million, after deducting underwriting discounts and commissions and other offering expenses payable by us.  In addition, under the terms of the Underwriting Agreement, we granted the Underwriters a 30-day option to purchase up to an additional 4,411,765 shares of common stock. The offering closed on March 20, 2013.

Additional Shares Purchased under Offering

As part of the public offering of our common stock described in Public Offering above, on April 12, 2013, the Underwriters exercised their option to purchase an additional 1,954,587 shares of our common stock to cover over-allotments.  We issued these shares to the Underwriters on April 18, 2013 and received proceeds of approximately $3.1 million, net of expenses.

Warrants to Purchase Common Stock of the Company

As of June 30, 2013, we had common stock purchase warrants outstanding for an aggregate of 14,293,499 shares of our common stock with a weighted average contractual remaining life of 4.8 years and exercise prices ranging from $0.24 to $3.20 per share, resulting in a weighted average exercise price of $1.86 per share.

The valuation methodology used to determine the fair value of our Warrants is the Black-Scholes-Merton option-pricing model, or Black-Scholes Model, an acceptable model in accordance with ASC 718-10, Compensation – Stock Compensation. The Black-Scholes Model requires the use of a number of assumptions, including volatility of the stock price, the risk-free interest rate and the term of the Warrant.

Warrants Issued in Connection with Debt

On January 31, 2013, we granted a warrant for the purchase of 1,250,000 shares of our common stock in connection with the issuance of the Plato Note, or the Plato Warrant, (see NOTE 8 – NOTES PAYABLE, Issuance of Multiple Advance Revolving Credit Note).  The Plato Warrant has an exercise price of $3.20 per share. The Plato Warrant will vest and become exercisable on October 31, 2013 and may be exercised any time after that date prior to the January 31, 2019 expiration date of the Plato Warrant.  This Warrant, with a fair value of approximately $1,711,956, was valued on the date of the grant using a term of six years; a volatility of 44.29%; risk free rate of 0.88%; and a dividend yield of 0%.  At June 30, 2013, $1,051,988 was reported as deferred financing costs included in other current assets in the accompanying condensed consolidated balance sheet and is being amortized over the life of the Plato Note. For the six months ended June 30, 2013, $659,938 was recorded as financing costs on the accompanying condensed consolidated financial statements.

On June 19, 2012, we granted warrants for the purchase of an aggregate of 7,000,000 shares of our common stock in connection with the issuance of the June 2012 Notes, or the June 2012 Warrants, (see NOTE 8 – NOTES PAYABLE, Issuance of June 2012 Notes). Of the June 2012 Warrants issued, 6,000,000 are exercisable at $2.00 per share and 1,000,000 are exercisable at $3.00 per share.  The fair value of the June 2012 Warrants of $9,424,982 was determined by using the Black-Scholes Model on the date of the grant using a term of 5 years; a volatility of 44.64%; risk free rate of 0.75%; and a dividend yield of 0%.  The relative fair value of the June 2012 Warrants of $1,649,890 was determined by using the relative fair value calculation method on the date of the grant.  As a result of the repayment of the associated debt on March 21, 2013, we expensed the remaining unamortized debt discount of $885,709 at the time of the repayment.

On February 24, 2012, we issued warrants for the purchase of an aggregate of 5,685,300 shares of our common stock in connection with the modification of certain existing promissory notes, or the Modification Warrants, and warrants for the purchase of an aggregate of 3,314,700 shares of our common stock in connection with the issuance of the February 2012 Notes (the “February 2012 Warrants”) (see NOTE 8 – NOTES PAYABLE, Issuance of February 2012 Notes). Both the Modification Warrants and the February 2012 Warrants are exercisable at $0.38 per share. The Modification Warrants’ fair value of $10,505,247 and the February 2012 Warrants’ fair value of $6,124,873 was determined by using the Black-Scholes Model on the date of the grant using a term of 5 years; a volatility of 44.5%; risk free rate of 0.89%; and a dividend yield of 0%. We recorded the fair value of the Modification Warrants as part of the loss on extinguishment of debt in the accompanying condensed consolidated financial statements.  The relative fair value of the February 2012 Warrants of $859,647 was recorded as debt discount. As a result of the surrender of the February 2012 Notes on June 19, 2012, we expensed the remaining unamortized debt discount.

Warrants Issued for Services

On May 7, 2013, we entered into a consulting agreement, or the Agreement, with Sancilio & Company, Inc., or SCI, to develop drug platforms to be used in hormone replacement drug products, or the Drug Products.  These services include support of our efforts to successfully obtain U.S. Federal Drug Administration, or FDA, approval for the Drug Products, including a vaginal capsule for the treatment of vulvar and vaginal atrophy, or VVA.  In connection with the Agreement, SCI agreed to forfeit its rights to receive warrants for the purchase of an aggregate of 833,000 shares of our common stock that were to be issued pursuant to the terms of a prior consulting agreement dated May 17, 2012.  As consideration under the Agreement, we agreed to issue SCI a warrant to purchase 850,000 shares of our common stock that vest as follows:

1.
283,333 shares were earned on May 11, 2013 upon successful filing of the IND application with the FDA for the Drug Product for an estradiol-based product in a softgel vaginal capsule for the treatment of VVA.  The fair value of $405,066 for the shares vested on June 30, 2013 was determined by using the Black-Scholes Model on the date of the vesting using a term of 5 years; a volatility of 45.89%; risk free rate of 1.12%; and a dividend yield of 0%. We recorded the entire $405,066 as consulting expense in the accompanying condensed consolidated financial statements,

2.
283,333 shares vested on June 30, 2013.  The fair value of $462,196 for these shares was determined by using the Black-Scholes Model on the date of the vesting using a term of 5 years; a volatility of 45.84%; risk free rate of 1.41%; and a dividend yield of 0%. We recorded $154,068 as prepaid expense-short term and $308,128 as prepaid expense-long term in the accompanying condensed consolidated financial statements.  We will begin amortizing this expense monthly over 3 years beginning in July 2013, and

3.	283,334 shares will vest upon the receipt by us of any final FDA approval of a Drug Product that SCI helped us design. It is anticipated that this event will not occur before December 2015.

In March 2012, we issued a warrant for the purchase of an aggregate of 31,000 shares of our common stock to five unaffiliated individuals for services rendered. These warrants were valued on the date of the grant using a term of 5 years; a volatility of 44.81%; risk free rate of 1.04%; and a dividend yield of 0%; $29,736 was recorded as consulting expense in the accompanying condensed consolidated financial statements.

A summary of our warrant activity and related information for 2013 follows:

	Number of Shares Under Company Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at December 31, 2012	12,193,499	$1.63	4.8	$17,971,994
Granted	2,100,000	$2.72	7.3	$867,000
Exercised	-0-
Expired	-0-
Cancelled	-0-
Balance at June 30, 2013	14,293,499	$1.79	4.8	$17,985,449
Vested and Exercisable at June 30, 2013	12,149,559	$1.67	4.3	$16,540,175

As of June 30, 2013, we had warrants outstanding with exercise prices ranging from $0.24 to $3.20 per share. As of June 30, 2013, unamortized costs associated with warrants totaled approximately $3,995,000.

Stock Options

In 2009, we adopted the 2009 Long Term Incentive Compensation Plan, or LTIP, to provide financial incentives to our employees, members of our Board, and our advisers and consultants who are able to contribute towards the creation of or who have created stockholder value by providing them stock options and other stock and cash incentives, or the Awards. The Awards available under the LTIP consist of stock options, stock appreciation rights, restricted stock, restricted stock units, performance stock, performance units, EVA awards, and other stock or cash awards as described in the LTIP. There are 25,000,000 shares authorized for issuance under the LTIP. Under this LTIP, non-qualified stock options for the purchase of an aggregate of 12,934,725 shares of our common stock were outstanding at June 30, 2013.

On February 23, 2012, the Board adopted the 2012 Stock Incentive Plan, a non-qualified plan not requiring approval by our stockholders, or the 2012 SOP.  The 2012 SOP was designed to serve as an incentive for retaining qualified and competent key employees, officers and directors, and certain consultants and advisors.  There are 10,000,000 shares authorized for issuance under the 2012 SOP and non-qualified stock options for the purchase of an aggregate of 1,625,000 shares of our common stock were outstanding at June 30, 2013.

The valuation methodology used to determine the fair value of the stock options is the Black-Scholes Model.  The Black-Scholes Model requires the use of a number of assumptions including volatility of the stock price, the risk-free interest rate, and the expected life of the stock options. The assumptions used in the Black-Scholes Model during the six months ended June 30, 2013 are set forth in the table below.

	Six Months Ended June 30, 2013	Year Ended December 31, 2012
Risk-free interest rate	0.65-1.42%	0.61-2.23%
Volatility	33.35-45.76%	40.77-46.01%
Term (in years)	5-6.25	5-6.25
Dividend yield	0.00%	0.00%

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the expected life.  Estimated volatility is a measure of the amount by which our stock price is expected to fluctuate each year during the term of the award. Our estimated volatility is an average of the historical volatility of the stock prices of our peer entities whose stock prices were publicly available. Our calculation of estimated volatility is based on historical stock prices over a period equal to the term of the awards.  We used the historical volatility of our peer entities due to the lack of sufficient historical data on our stock price.  The average expected life is based on the contractual term of the option using the simplified method.

On June 28, 2013, an individual exercised his stock option to purchase an aggregate of 61,372 shares of our common stock for an aggregate purchase price of $6,251.

On June 21, 2013, we issued 10-year stock options to employees and consultants for the purchase of an aggregate of 632,500 shares with an exercise price of $2.98.  An aggregate of 232,500 shares available under the stock options vest over a 3-year period on the anniversary of issuance, an aggregate of 100,000 shares vest monthly over an 18 month period, and an aggregate of 300,000 shares vest monthly over a 3-year period.

On May 10, 2013, we issued 10-year stock options to employees for the purchase of an aggregate of 100,000 shares with an exercise price of $2.71.  An aggregate of 50,000 shares available under the stock options vest over a 4-year period on the anniversary of issuance and an aggregate of 50,000 shares vested immediately.

On May 6, 2013, we issued a 10-year stock option to a consultant for the purchase of an aggregate of 96,068 shares with an exercise price of $2.96.  The shares available under the stock options vest monthly over a 12-month period.

On May 2, 2013, the Compensation Committee of the Board recommended the granting of stock options to our directors.  The Board approved the recommendation and we issued 10-year stock options for the purchase of an aggregate of 575,000 shares of our common stock with an exercise price of $2.80, as follows: (i) a stock option for the purchase of 225,000 shares of our common stock to the Chairman of the Board; (ii) a stock option for the purchase of 75,000 shares of our common stock to the chair of each committee of the board; and (ii) an Option for the purchase of 50,000 shares of our common stock to each of the remaining directors.  All of these stock options vest on December 31, 2013.

On May 8, 2013, Robert Finizio, our Chief Executive Officer, forfeited his contractual right to receive 600,000 shares upon exercise of a stock option granted in connection with his employment agreement as well as his right to receive any future stock options. Mr. Finizio gave up these rights with the understanding that these stock options would be returned to the pool of stock options available for issuance to attract future employees.

On March 29, 2013, we issued 10-year stock options to employees and consultants for the purchase of an aggregate of 180,109 shares with exercise prices ranging from $1.70 to $2.70.  An aggregate of 500 shares available under the stock options vest over a 4-year period on the anniversary of issuance, an aggregate of 12,500 shares vest monthly over a 1-year period, 92,109 shares vest monthly over a 13-month period from the date of issuance, and an aggregate of 75,000 shares vest as follows: an aggregate of 31,250 vest immediately and an aggregate of 43,750 vest monthly over the subsequent seven months.

On June 29, 2012, we issued 10-year stock options to employees, consultants, and a director for the purchase of an aggregate of 250,000 shares with an exercise price of $2.80.  An aggregate of 7,500 shares available under the stock options vest over a 4-year period on the anniversary of issuance, an aggregate of 115,000 shares vest over a 2-year period on the anniversary of issuance, 2,500 shares vest over a 1-year period on the anniversary of issuance, 75,000 shares vest monthly from December 31, 2012, and 50,000 vest immediately.

On April 16, 2012, the Board approved the issuance of 10-year stock options for our directors for the purchase of: (i) an aggregate of 350,000 shares (50,000 shares each) to our directors for services to be rendered during calendar year 2012 and (ii) an aggregate of 75,000 shares (25,000 shares each) to the chairs of the Audit, Compensation and Nominating and Corporate Governance Committees for services to be rendered during calendar year 2012.  The stock options have an exercise price of $2.55 per share vested in full on December 31, 2012.  In addition, Dr. Brian Bernick, a director and employee, was issued a stock option for 150,000 shares for services rendered as an employee, having an exercise price of $2.55, which vested in full on April 16, 2013.

On March 30, 2012, we issued 10-year stock options to employees and consultants for the purchase of an aggregate of 480,000 shares with an exercise price of $2.40.  An aggregate of 405,000 shares available under the stock options vest over a 4-year period on the anniversary of issuance, an aggregate of 60,000 shares vest over a 2-year period on the anniversary of issuance, and 15,000 shares vest monthly over a 12-month period from the date of issuance.

On March 30, 2012, the Board approved a cashless exercise provision for use by holders of stock options.  Also on March 30, 2012, an individual exercised his option to purchase 245,485 shares of our common stock. The aggregate purchase price of approximately $60,000 was paid pursuant to a cashless exercise provision wherein the individual surrendered his right to receive 25,000 shares thereunder.

On February 27, 2012, we issued stock options to our officers and directors for the purchase of an aggregate of 600,000 shares with an exercise price of $2.20 per share.  The stock options vested in full on February 27, 2013.

In January 2012, certain individuals exercised their stock options to purchase an aggregate of 1,630,022 shares of our common stock for an aggregate purchase price of $166,000.

A summary of activity under the LTIP and 2012 SOP and related information follows:

	Number of Shares Under Company Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Balance at December 31, 2012	13,733,488	$1.16	7.7	$26,804,117
Granted	1,583,677	$2.79	9.9	$365,845
Exercised	(61,372)
Expired	-0-
Cancelled	(600,000)
Balance at June 30, 2013	14,655,793	$1.08	7.8	$26,038,328
Vested and Exercisable at June 30, 2013	9,623,443	$0.60	6.5	$23,208,051

The weighted-average issue date fair value of stock options issued during the six months ended June 30, 2013 was $1.01.

At June 30, 2013, we had stock options outstanding with exercise prices ranging from $0.10 to $3.40 per share.

Share-based compensation expense for stock options recognized in our results for the six months ended June 30, 2013 and 2012 ($1,161,770 and $510,987, respectively) is based on awards vested and was estimated without forfeitures.  ASC 718-10, requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from the estimates.

At June 30, 2013, total unrecognized estimated compensation expense related to non-vested stock options issued prior to that date was approximately $3,695,420 which is expected to be recognized over a weighted-average period of 1.49 years. No tax benefit was realized due to a continued pattern of operating losses.

NOTE 10 – STOCKHOLDERS’ EQUITY

As discussed in NOTE 1, on October 4, 2011, all Units were exchanged for shares of our Common Stock. In addition, all VitaMed Options and VitaMed Warrants were exchanged and converted into Company Options and Company Warrants. All Units VitaMed Options and VitaMed Warrants were exchanged on a pro-rata basis for shares of our Common Stock, which in the aggregate totaled 70,000,000 shares, resulting in a conversion ratio calculated by the sum of all Units, VitaMed Options and VitaMed Warrants divided by 70,000,000 (the “Conversion Ratio”). Pursuant to the Conversion Ratio, we issued 58,407,331 shares of our Common Stock in exchange for the Units, reserved for issuance an aggregate of 10,119,796 shares issuable upon the exercise of the Company Options, and reserved for issuance an aggregate of 1,472,916 shares issued upon the exercise of the Company Warrants.

Preferred Stock

At December 31, 2012, we had 10,000,000 shares of Preferred Stock, par value $0.001 authorized and none outstanding, which shares can be designated by our Board of Directors.

Common Stock

At December 31, 2012, we had 250,000,000 shares of Common Stock, $0.001 par value authorized, with 99,784,982 shares of Common Stock issued and outstanding.

During 2012 certain individuals exercised their right to purchase shares of our Common Stock. The shares were issued in reliance upon an exemption from the registration provisions of the Securities Act of 1933 provided by Section 4(1) of the Act and Rule 144 and are covered by a Lock-Up Agreement.

•	Options to purchase an aggregate of 1,691,393 shares of our Common Stock were exercised for $191,000.

•	Using the cashless exercise feature an aggregate of 240,395 Options were exercised, with 26,428 Options surrendered, resulting in the issuance of 240,395 shares of the Company’s Common Stock.

During June 2012, we settled $3,102,000 in principal and interest of the February 2012 Notes in exchange for the Parties’ exercise of a portion of the February 2012 Warrants for an aggregate of 8,145,486 shares of our Common Stock. The shares were issued in reliance upon an exemption from the registration provisions of the Securities Act of 1933 provided by Section 4(1) of the Securities Act of 1933 and Rule 144. During June 2012, we and the Parties also agreed to convert a portion of the February 2012 Notes, and according to the terms thereof, principal and interest through June 19, 2012 of totaling $1,054,647 was converted at $0.38 per share into 2,775,415 shares of our Common Stock. The shares were issued in reliance upon an exemption from the registration provisions of the Securities Act of 1933 provide by Section 4(1) of the Act and Rule 144.

In September 2012, we entered into a Securities Purchase Agreement (the “Purchase Agreement”) with multiple investors (collectively, the “Investors”) relating to the issuance and sale of our Common Stock in a private placement. The Purchase Agreement was closed on October 2, 2012 (the “Closing Date”) through which we sold an aggregate of 3,953,489 shares of our Common Stock (the “Shares”) at $2.15 per share for an aggregate purchase price of $8,500,001. In connection with the private placement, Jefferies LLC (“Jefferies”) served as our exclusive placement agent. Jefferies compensation for the transaction was a cash fee of $552,500, which is included in accounts payable in the accompanying consolidated financial statements. We also paid legal fees and expenses for the Investors in the aggregate of $52,016, resulting in net proceeds to us of $7,895,485. The Shares were issued in reliance upon the exemptions from registration under the Securities Act of 1933 provided by Section 4(2) and Rule 506 of Regulation D promulgated thereunder. The Shares were issued directly by us and did not involve a public offering or general solicitation. The Investors in the private placement are “Accredited Investors” as that term is defined in Rule 501 of Regulation D and acquired the Shares for investment only and not with a present view toward, or for resale in connection with, the public sale or distribution thereof. As part of the Purchase Agreement, we agreed to file a registration statement, which was filed November 27, 2012.

On October 3, 2011, we effected a reverse split of our 16,575,209 issued and outstanding shares of Common Stock on a ratio of 1- for -100 resulting in 165,856 shares issued and outstanding thereafter.

On October 5, 2011, we closed a Stock Purchase Agreement with Pernix Therapeutics, LLC, a Louisiana limited liability company (“Pernix”). Pursuant to the terms of the Stock Purchase Agreement dated September 8, 2011, Pernix agreed to purchase 2,631,579 shares of our Common Stock (the “Shares”) at a purchase price of $0.38 per share for a total purchase price of $1,000,000 (“Purchase Price”). In connection with the Stock Purchase Agreement, we and Pernix entered into a Lock-Up Agreement that, among other things, restricts the sale, assignment, transfer, encumbrance and other disposition of the Shares issued to Pernix. Pursuant to the terms of the Lock-Up Agreement, Pernix agreed that for a period of 12 months from the date of the Lock-Up Agreement, it would not make or cause any sale of the Shares (the “Lock-Up Period”). After the completion of the Lock-Up Period, Pernix agreed not to sell or dispose of more than 5% of the Shares per quarter for the following 12 month period. Pernix is a related party (for further details see Note 12).

In October and November 2011, we converted principal and accrued interest in the aggregate of $849,137 into shares of Common Stock of our totaling 20,266,822 and 1,415,136, respectively, as more fully described in NOTE 9.

In December 2011, Alan Wurtzel, a former director of VitaMed, exercised Company Options to purchase 92,057 shares of our Common Stock for an aggregate exercise price of $17,250.

Warrants

The valuation methodology used to determine the fair value of Common Stock purchase warrants is the Black-Scholes-Merton option-pricing model (“Black-Scholes Model”), an acceptable model in accordance with ASC 718-10. The Black-Scholes Model requires the use of a number of assumptions, including volatility of the stock price, the risk-free interest rate and the term of the Common Stock purchase warrant.

As of December 31, 2012, we had Company Warrants outstanding for an aggregate of 12,193,499 shares of our Common Stock (including the conversion of VitaMed Warrants as described above) with a weighted average contractual remaining life of 4.8 years and exercise prices ranging from $0.24 to $3.00, per share resulting in a weighted average exercise price of $1.63 per share. Unamortized costs associated with Company Warrants totaled approximately $93,000 at December 31, 2012.

During the year ended December 31, 2012, we issued the following:

	Number of Shares Under Company Warrants	Exercise Price	Exercise Term in Years	Fair Value
Debt modification	5,685,300	$0.38	5	$10,505,247
Issued with debt	10,314,700	$0.38-$3.00	5	15,549,855
Services	1,332,500	$2.40-$2.80	5	1,563,620
	17,332,500			$27,618,722

Warrants Issued in Conjunction with Debt

On February 24, 2012, we issued an aggregate of 5,685,300 Warrants in connection with the modification of certain existing promissory notes (the “Modification Warrants”), and 3,314,700 Warrants with the issuance of secured promissory notes (the “February 2012 Warrants”) (see NOTE 9). Both the Modification Warrants and the February 2012 Warrants are exercisable at $0.38. The Modification Warrants’ fair value of $10,505,247 and the February 2012 Warrants’ fair value of $6,124,873 were determined by using the Black-Scholes Model on the date of the grant. Both valuations used a term of five years; a volatility of 44.5%; risk free rate of 0.89%; and a dividend yield of 0%. We recorded the fair value of the Modification Warrants as part of the loss on extinguishment of debt in the accompanying consolidated financial statements. The relative fair value of the February 2012 Warrants of $859,647 was recorded as debt discount. As a result of the surrender of the February 2012 Notes on June 19, 2012, we expensed the remaining unamortized debt discount. As of December 31, 2012, we recorded amortization of debt discount totaling $859,647 related to the February 2012 Notes.

On June 19, 2012, we issued an aggregate of 7,000,000 Warrants in connection with the issuance of secured promissory notes (the “June 2012 Warrants”) (see NOTE 9). Of the 7,000,000 June 2012 Warrants, 6,000,000 are exercisable at $2.00 and 1,000,000 are exercisable at $3.00. The fair value of the June 2012 Warrants of $9,424,982 was determined by using the Black-Scholes Model on the date of the grant. The Warrants were valued on the date of the grant using a term of five years; a volatility of 44.64%; risk free rate of 0.75%; and a dividend yield of 0%. The relative fair value of the June 2012 Warrants of $1,649,890 was determined by using the relative fair value calculation method on the date of the grant. At December 31, 2012, $1,102,680 was reported as debt discount and $547,210 was recorded as amortization of debt discount on the accompanying consolidated financial statements.

Warrants Issued for Services

In March 2012, we issued an aggregate of 31,000 Warrants to five unaffiliated individuals for services rendered. These Warrants were valued on the date of the grant using a term of five years; a volatility of 44.81%; risk free rate of 1.04%; and a dividend yield of 0%; $29,736 was recorded as consulting expense in the accompanying consolidated financial statements.

In May 2012, we issued an aggregate of 1,300,000 Warrants to an unaffiliated entity for services to be rendered over approximately five years beginning in May 2012. Services provided are to include (a) services in support of our drug development efforts including, but not limited to, services in support our ongoing and future drug development and commercialization efforts, regulatory approval efforts, third-party investment and financing efforts, marketing efforts, chemistry, manufacturing and controls efforts, drug launch and post-approval activities, and other intellectual property and know-how transfer associated therewith; (b) services in support of our efforts to successfully obtain New Drug Approval; and (c) other consulting services as mutually agreed upon from time to time in relation to new drug development opportunities. The Warrants were valued at $1,532,228 on the date of the grant using a term of five years; a volatility of 44.71%; risk free rate of 0.74%; and a dividend yield of 0%. At December 31, 2012 we reported $360,528 as prepaid expense-short term, $953,655 as prepaid expense-long term, and recorded $218,045 as consulting expense in the accompanying consolidated financial statements. The contract will expire upon the commercial manufacture of a drug product. Based on the review, we have determined that the process will take approximately five years. As a result, we are amortizing the $1,532,228 over five years.

In June 2012, we issued an aggregate of 1,500 Warrants to three unaffiliated individuals for services rendered. The Warrants were valued on the date of the grant using a term of five years; a volatility of 44.78%; risk free rate of 0.72%; and a dividend yield of 0%. A total of $1,656 was recorded as consulting expense in the accompanying consolidated financial statements.

During the year ended December 31, 2011, we issued the following:

	Number of Shares Under Company Warrants	Exercise Price	Exercise Term in Years	Fair Value
Loan guarantee	613,713	$0.24	10	$93,969
Loan consideration	613,718	$0.41	5	30,993
Product consulting	1,045,485	$0.38-$0.41	5-10	189,942
Services	784,711	$0.38-$1.50	5-10	159,363
	3,057,627			$474,267

In March 2011, VitaMed entered into a Business Loan Agreement and Promissory Note for a $300,000 bank line of credit (the “Bank LOC”) for which the bank required personal guarantees and cash collateral. Personal guarantees and cash collateral limited to $100,000 each were provided by Robert Finizio and John Milligan, officers of VitaMed, and by Reich Family Limited Partnership, an entity controlled by Mitchell Krassan, also an officer of VitaMed. The Bank LOC accrued interest at the rate of 3.020% per annum based on a year of 360 days and was due on March 1, 2012. The bank and VitaMed negotiated a one-year extension to the Bank LOC, which was executed on March 19, 2012 (the “Bank LOC Extension”). The Bank LOC Extension accrues interest at the rate of 2.35% and is due on March 1, 2013. In consideration for the personal guarantees and cash collateral, VitaMed issued VitaMed Warrants for an aggregate of 499,998 Units (or Company Warrants for an aggregate of 613,713 shares pursuant to the Conversion Ratio). The ten-year Company Warrants vest at the rate of an aggregate of 76,714 shares per calendar quarter end and have an exercise price of $0.2444 per share. In the event that the bank loan is repaid prior to being fully vested, the Company Warrants will be reissued only for the number of shares vested through the date of repayment. On November 13, 2012, the then outstanding balance of $299,220 was repaid in full and we and the bank amended the Business Loan Agreement and Promissory Note to reflect a $100,000 bank line of credit (the “Amended Bank LOC”). As part of the Amended Bank LOC, the personal guarantees and cash collateral were removed for Mr. Finizio and Mr. Milligan. In accordance with the terms of the Company Warrants, the Company Warrants previously granted to Mr. Finizio and Mr. Milligan have been amended to reflect the amount vested prior to the date of the Amended Bank LOC (179,000 each). At December 31, 2012, an aggregate of 562,571 Company Warrants were vested.

The Company Warrants, with a fair value of $93,969 ($86,139 after adjusting for the effect of the Amended Bank LOC), were valued on the date of the grant using a term of 10 years; a volatility of 47.89%; risk free rate of 3.48%; and a dividend yield of 0%. As of December 31, 2012 and 2011, $45,036 and $38,159, respectively, was recorded as loan guaranty costs in other income and expense on the accompanying consolidated financial statements.

In June 2011, VitaMed issued Promissory Notes (the “VitaMed Promissory Notes”) in the aggregate of $500,000 with accompanying VitaMed Warrants for an aggregate of 500,000 shares (or Company Warrants for an aggregate of 613,718 shares pursuant to the Conversion Ratio). The VitaMed Warrants were valued on the date of the grant using a term of five years; a range of volatility from 39.13% to 39.15%; risk free rate ranging from 1.38-1.65%; and a dividend yield of 0%. The Company Warrants vested immediately. Although the fair value was $30,993, using the appropriate accounting treatment, $28,719 was recorded as debt discount and fully amortized during 2011 with the amortized amount recorded as interest expense on the accompanying consolidated financial statements.

In July 2011, VitaMed entered into a one-year consulting agreement with Lang Naturals, Inc. (“Lang”), providing for Lang to assist in the design, development, and distribution efforts of VitaMed’s initial product offering. As compensation, Lang received a VitaMed Warrant for 200,000 shares (or a Company Warrant for 245,485 shares pursuant to the Conversion Ratio). The VitaMed Warrant was valued on the date of the grant at $12,548 using a term of five years; a volatility of 39.44%; risk free rate of 1.56%; and a dividend yield of 0%. The Company Warrant vested immediately. As of December 31, 2012 and 2011, $6,936 and $5,612, respectively was recorded as non-cash compensation on the accompanying consolidated financial statements.

In October 2011, we (i) issued a Company Warrant for 600,000 shares with a fair value of $133,045 to an officer of the Company for services performed. The Company Warrant was valued on the date of the grant using a term of 10 years; volatility of 45.94%; risk free rate of 2.23%; and a dividend yield of 0%. The Company Warrant vests over a 44-month period beginning on November 21, 2011 (or 13,636 shares for months 1-43 and 13,652 shares for month 44). As of December 31, 2012 and 2011, of the $133,045 fair value, $36,284 and $7,158, respectively, was recorded as non-cash compensation on the accompanying consolidated financial statements. The remaining $89,603 will be expensed to non-cash compensation equitably over the remaining 30 months; (ii) issued a Company Warrant for 184,211 shares with a fair value of $25,980 to an unrelated entity for consulting services covered under a two month agreement. The Company Warrant was valued on the date of the grant using a term of five years; volatility of 41.04%; risk free rate of 1.08%; and a dividend yield of 0%. As of December 31, 2011, the $25,980 fair value was recorded as financing expense on the accompanying consolidated financial statements; and (iii), VitaMed entered into a two-year consulting agreement with Lang providing for a Lang representative to help evaluate improvements to existing products and new products as well as services, including but not limited to, research, design, compliance, scientific and regulatory affairs and commercialization of products.

As compensation, Lang received a Company Warrant for 800,000 shares. The Company Warrant was valued on the date of the grant using a term of 10 years; a volatility of 45.94%; risk free rate of 2.23%; and a dividend yield of 0%. The Company Warrant vested immediately. Of the $177,394 fair value, $88,696 and $17,010 was recorded as non-cash compensation and $71,688 and $160,384 was recorded as prepaid expense as of December 31, 2012 and 2011, respectively, on the accompanying consolidated financial statements.

In December 2011, we issued a Company Warrant for 500 shares with a fair value of $338 to an unrelated individual for consulting services covered under a three month agreement. The Company Warrant was valued on the date of the grant using a term of 10 years; volatility of 51.83%; risk free rate of 0.91%; and a dividend yield of 0%. The Company Warrant vested immediately. As of December 31, 2011, of the $338 fair value, $15 was recorded as non-cash compensation and $323 was recorded as prepaid expense on the accompanying consolidated financial statements.

The weighted average fair value per share of Company Warrants granted and the assumptions used in the Black-Scholes Model during the years ended December 31, 2012 and 2011 are set forth in the table below.

	2012	2011
Weighted average fair value	$2.05	$0.16
Risk-free interest rate	0.72-1.04%	0.91-3.48%
Volatility	44.64-44.81%	39.13-51.83%
Term (in years)	5	5-10
Dividend yield	0.00%	0.00%

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term.

Estimated volatility is a measure of the amount by which our stock price is expected to fluctuate each year during the term of the award. Our estimated volatility is an average of the historical volatility of the stock prices of its peer entities whose stock prices were publicly available. Our calculation of estimated volatility is based on historical stock prices over a period equal to the term of the awards. We used the historical volatility of peer entities due to the lack of sufficient historical data of its stock price during 2001-2012.

A summary of our Common Stock purchase warrant activity and related information for the years ended December 31, 2012 and 2011 follows:

	Number of Shares Under Company Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Balance at December 31, 2010	-0-
Granted	3,057,627	$0.36	7.9	$3,483,691
Exercised	-0-
Expired	-0-
Cancelled	-0-
Balance at December 31, 2011	3,057,627	$0.36	7.9	$3,483,691
Granted	17,332,500	$1.26	4.3	$31,891,150
Exercised	(8,145,486)	$0.38
Expired	-0-
Cancelled	(51,142)	$0.24
Balance at December 31, 2012	12,193,499	$1.63	4.8	$17,971,994
Vested and Exercisable at
December 31, 2012	11,784,408	$1.69	4.7	$16,859,266

Stock Options

In 2009, we adopted the 2009 Long Term Incentive Compensation Plan (the “2009 Plan”) to provide financial incentives to employees, members of the Board, advisers , and consultants of our company who are able to contribute towards the creation of or who have created stockholder value by providing them stock options and other stock and cash incentives (the “Awards”). The Awards available under the 2009 Plan consist of stock options, stock appreciation rights, restricted stock, restricted stock units, performance stock, performance units, and other stock or cash awards as described in the 2009 Plan. There are 25,000,000 shares authorized for issuance thereunder. Prior to the Merger, no awards had been issued under the 2009 Plan. As of December 31, 2012 there were 11,508,488 shares issued under the 2009 Plan.

On February 23, 2012, our Board of Directors adopted the 2012 Stock Incentive Plan, a non-qualified plan not requiring approval by our stockholders (the “2012 Plan”). The 2012 Plan was designed to serve as an incentive for retaining qualified and competent key employees, officers, directors, and certain consultants and advisors of our company. There are 10,000,000 shares of our Common Stock authorized for issuance thereunder. As of December 31, 2012 there were 2,225,000 shares issued under the 2012 Plan.

A summary of activity under the 2009 and 2012 Plans and related information follows:

	Number of Shares Under Company Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Balance at December 31, 2010	-0-
Granted(1)	10,682,218	$0.16	7.6	$14,188,484
Exercised	(92,057)	$0.19
Expired	-0-
Cancelled	-0-
Balance at December 31, 2011	10,590,161	$0.16	7.6	$14,067,649
Granted	5,121,250	$2.80	9.7	$1,737,530
Exercised	(1,931,788)	$0.13
Expired	-0-
Cancelled	(46,135)
Balance at December 31, 2012	13,733,488	$1.16	7.7	$26,804,117
Vested and Exercisable at December 31, 2012	8,370,408	$0.38	6.7	$22,811,422

(1) This includes: (i) VitaMed Options granted between October 2008 and December 31, 2010 for an aggregate of 7,639,722 Units of which 16,000 were canceled prior to conversion (or Company Options for 9,357,561 shares per the Conversion Ratio), (ii) VitaMed Options granted between January 1, 2011 and October 3, 2011 for an aggregate of 621,000 Units (or Company Options for 762,235 shares per the Conversion Ratio) and (iii) Company Options granted between October 4, 2011 and December 31, 2011 for an aggregate of 562,422 shares. The terms and conditions of the VitaMed Options were reflected in the replacement Company Options including the number of shares vested.

The weighted-average grant date fair value of Company Options granted during the years ended December 31, 2012 and 2011 was $1.16 and $0.16, respectively.

As of December 31, 2012 and 2011, Company Options outstanding covered an aggregate of 13,733,488 and 10,590,161 shares, respectively, with a weighted average contractual life of 7.7 and 7.6 years, respectively, and exercise prices ranging from $2.20 to $3.40 per share in 2012 and $0.10 to $1.22 per share in 2011 resulting in a weighted average exercise price of $1.16 and $0.16 per share, respectively.

The valuation methodology used to determine the fair value of Company Options is the Black-Scholes-Merton option-pricing model (“Black-Scholes Model”), an acceptable model in accordance with ASC 718-10. The Black-Scholes Model requires the use of a number of assumptions including volatility of the stock price, the risk-free interest rate, and the expected life.

The assumptions used in the Black-Scholes Model during the years ended December 31, 2012 and 2011 and are set forth in the table below.

	2012	2011
Risk-free interest rate	0.61-2.23%	0.91-2.54%
Volatility	40.77-46.01%	37.92-40.48%
Expected life (in years)	5-6.25	5.5-6.25
Dividend yield	0.00%	0.00%

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the expected life.

Estimated volatility is a measure of the amount by which our stock price is expected to fluctuate each year during the term of the award. Our estimated volatility is an average of the historical volatility of the stock prices of its peer entities whose stock prices were publicly available. Our calculation of estimated volatility is based on historical stock prices over a period equal to the term of the awards. We used the historical volatility of peer entities due to the lack of sufficient historical data of its stock price during 2001-2011. The average expected life is based on the contractual term of the option using the simplified method.

Share-based compensation expense for Company Options recognized in our results for the years ended December 31, 2012 and 2011 ($1,832,062 and $183,355 respectively) is based on awards vested and we estimated no forfeitures. ASC 718-10 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from the estimates.

At December 31, 2012 and 2011, total unrecognized estimated compensation expense related to non-vested Company Options granted prior to that date was approximately $4,391,000 and $244,000, respectively, which is expected to be recognized over a weighted-average period of 1.8 years. No tax benefit was realized due to a continued pattern of operating losses.

NOTE D – STOCKHOLDERS’ EQUITY

As previously mentioned herein, on October 4, 2011, all Units were exchanged for shares of the Company’s Common Stock.  In addition, all VitaMed Options and VitaMed Warrants were exchanged and converted into Company Options and Company Warrants.  All Units , VitaMed Options and VitaMed Warrants were exchanged on a pro-rata basis for shares of the Company’s Common Stock which in the aggregate totaled 70,000,000 shares, resulting in a conversion ratio calculated by the sum of all Units,  VitaMed Options and VitaMed Warrants divided by 70,000,000 (the “Conversion Ratio”).  Pursuant to the Conversion Ratio, the Company issued 58,407,331 shares of the Company’s Common Stock in exchange for the Units, reserved for issuance an aggregate of 10,119,796 shares issuable upon the exercise of the Company Options and reserved for issuance an aggregate of 1,472,916 shares issued upon the exercise of the Company Warrants.

Preferred Stock

At December 31, 2011, the Company had 10,000,000 shares of Preferred Stock, par value $0.001 authorized and none outstanding, which shares can be designated by the Company’s Board of Directors.

Common Stock

At December 31, 2011, the Company had 250,000,000 shares of Common Stock, $0.001 par value authorized, with 82,978,781 shares of Common Stock issued and outstanding.

Between February and May 2011, VitaMed sold 2,892,630 Units for an aggregate purchase price of $707,000.

On October 3, 2011, the Company effected a reverse split of its 16,575,209 issued and outstanding shares of Common Stock on a ratio of 1 for 100 resulting in 165,856 shares issued and outstanding thereafter.

On October 5, 2011, the Company closed a Stock Purchase Agreement with Pernix Therapeutics, LLC, a Louisiana limited liability company (“Pernix”).  Pursuant to the terms of the Stock Purchase Agreement dated September 8, 2011, Pernix agreed to purchase 2,631,579 shares of the Company’s Common Stock (the “Shares”) at a purchase price of $0.38 per share for a total purchase price of $1,000,000 (“Purchase Price”).  In connection with the Stock Purchase Agreement, the Company and Pernix entered into a Lock-Up Agreement which, among other things, restricts the sale, assignment, transfer, encumbrance and other disposition of the Shares issued to Pernix.  Pursuant to the terms of the Lock-Up Agreement, Pernix agreed that for a period of twelve (12) months from the date of the Lock-Up Agreement, it would not make or cause any sale of the Shares (the “Lock-Up Period”).  After the completion of the Lock-Up Period, Pernix agreed not to sell or dispose of more than five percent (5%) of the Shares per quarter for the following twelve (12) month period.

In October and November 2011, the Company converted principle and accrued interest in the aggregate of $849,137 into shares of Common Stock of the Company totaling 20,000,000 and 1,681,958, respectively, as more fully described in NOTE I – NOTES PAYABLE.

In December 2011, a former director of VitaMed  exercised Company Options to purchase 92,057 shares of the Company’s Common Stock at an aggregate exercise price of $17,250.

Warrants

The valuation methodology used to determine the fair value of Common Stock purchase warrants is the Black-Scholes-Merton option-pricing model (“Black-Scholes Model”), an acceptable model in accordance with ASC 718-10.  The Black-Scholes Model requires the use of a number of assumptions including volatility of the stock price, the risk-free interest rate and the term of the Common Stock purchase warrant.

As of December 31, 2011, the Company had Company Warrants outstanding for an aggregate of 3,057,627 shares of the Company’s Common Stock (including the conversion of VitaMed Warrants as described above) with a weighted average contractual life of 8.0 years and exercise prices ranging from $0.24 to $1.50 per share resulting in a weighted average exercise price of $0.39 per share.

As of December 31, 2011, unamortized costs associated with Company Warrants totaled approximately $349,000.

During the year ended December 31, 2011, the Company issued the following:

Purpose	Number of Shares Under Company Warrants	Exercise Price	Exercise Term in Years	Fair Value
Loan guaranty	613,713	$0.24	10	$93,969
Loan consideration	613,718	$0.41	5	30,993
Product consulting	1,045,485	$0.38-$0.41	5-10	189,942
Services	784,711	$0.38-$1.50	5-10	159,363
	3,057,627			$474,267

On March 7, 2011, VitaMed entered into a Business Loan Agreement and Promissory Note for a $300,000 bank line of credit (the “Bank LOC”) for which the bank required a personal guarantee and cash collateral.  Personal guarantees and cash collateral limited to $100,000 each were provided by Robert Finizio and John Milligan, officers of VitaMed, and by Reich Family Limited Partnership, an entity controlled by Mitchell Krassan, also an officer of VitaMed.  The Bank LOC accrued interest at the rate of 3.020% per annum based on a year of 360 days and was due on March 1, 2012.  The bank and VitaMed negotiated a one-year extension to the Bank LOC which was executed on March 19, 2012 (the “Bank LOC Extension”).  The Bank LOC Extension accrues interest at the rate of 2.35% and is due on March 1, 2013.  In consideration for the personal guarantees and cash collateral, VitaMed issued VitaMed Warrants for an aggregate of 499,998 Units (or Company Warrants for an aggregate of 613,713 shares pursuant to the Conversion Ratio).  The ten-year Warrants vest at the rate of an aggregate of 76,714 shares per calendar quarter end and have an exercise price of $0.2444 per share.  In the event that the bank loan is repaid prior to being fully vested, the Company Warrants will be reissued only for the number of shares vested through the date of repayment.  At March 31, 2012, an aggregate of 306,867 shares will be vested thereunder.  The VitaMed Warrants were valued on the date of the grant using a term of 10 years; a volatility of 47.89%; risk free rate of 3.48%; and a dividend yield of 0%.  Of the $93,969 fair value, $38,159 was recorded as loan guaranty costs in other income and expense and $55,810 was recorded as prepaid expense on the accompanying consolidated financial statements.

In June 2011, VitaMed sold Promissory Notes (the “VitaMed Promissory Notes”) in the aggregate of $500,000 with accompanying VitaMed Warrants for an aggregate of  500,000 shares (or Company Warrants for an aggregate of 613,718 shares pursuant to the Conversion Ratio).  The VitaMed Warrants were valued on the date of the grant using a term of five (5) years; a range of volatility from 39.13% to 39.15%; risk free rate ranging from 1.38-1.65%; and a dividend yield of 0%.  The Company Warrants vested immediately.  Although the fair value was $30,993, using the appropriate accounting treatment, $28,719 was recorded as debt discount and fully amortized during 2011 with the amortized amount recorded as interest expense on the accompanying consolidated financial statements.

On July 21, 2011,VitaMed entered into a one-year consulting agreement with Lang Naturals, Inc. (“Lang”), wherein Lang would assist in the design, development and distribution efforts of VitaMed’s initial product offering.  As compensation, Lang received a VitaMed Warrant for 200,000 shares (or a Company Warrant for 245,485 shares pursuant to the Conversion Ratio).  The VitaMed Warrant was valued on the date of the grant using a term of five (5) years; a volatility of 39.44%; risk free rate of 1.56%; and a dividend yield of 0%.  The Company Warrant vested immediately.  Of the $12,548 fair value, $5,612 was recorded as non-cash compensation and $6,936 was recorded as prepaid expense on the accompanying consolidated financial statements.

On October 21, 2011, the Company granted a Company Warrant to Daniel A. Cartwright, the Company’s Chief Financial Officer, for 600,000 shares with a fair value of $133,045 for services performed.  The Company Warrant was valued on the date of the grant using a term of 10 years; volatility of 45.94%; risk free rate of 2.23%; and a dividend yield of 0%.  The Company Warrant vests over a 44-month period beginning on November 21, 2011 (or 13,636 shares for months 1-43 and 13,652 shares for month 44).  Of the $133,045 fair value, $7,158 was recorded as non-cash compensation on the accompanying consolidated financial statements.  The remaining $125,887 will be expense to non-cash compensation equitably over the remaining 42 months.

Also on October 21, 2011, the Company granted a Company Warrant for 184,211 shares with a fair value of $25,980 to an unrelated entity for consulting services covered under a two (2) month agreement.  The Company Warrant was valued on the date of the grant using a term of five (5) years; volatility of 41.04%; risk free rate of 1.08%; and a dividend yield of 0%.  The $25,980 fair value was recorded as financing expense on the accompanying consolidated financial statements.

On October 23, 2011, VitaMed entered into a two-year consulting agreement with Lang wherein a Lang representative will help evaluate improvements to existing products and new products as well as services including but not limited to research, design, compliance, scientific and regulatory affairs and commercialization of products.  As compensation, Lang received a Company Warrant for 800,000 shares.  The Company Warrant was valued on the date of the grant using a term of 10 years; a volatility of 45.94%; risk free rate of 2.23%; and a dividend yield of 0%.  The Company Warrant vested immediately.  Of the $177,394 fair value, $17,010 was recorded as non-cash compensation and $160,384 was recorded as prepaid expense on the accompanying consolidated financial statements.

On December 28, 2011, the Company granted a Company Warrant for 500 shares with a fair value of $338 to an unrelated individual for consulting services covered under a three (3) month agreement.  The Company Warrant was valued on the date of the grant using a term of 10 years; volatility of 51.83%; risk free rate of 0.91%; and a dividend yield of 0%.  The Company Warrant vested immediately.  Of the $338 fair value, $15 was recorded as non-cash compensation and $323 was recorded as prepaid expense on the accompanying consolidated financial statements.

The weighted average fair value per share of Company Warrants granted and the assumptions used in the Black-Scholes Model during the years ended December 31, 2011 are set forth in the table below.

2011
Weighted average fair value	$0.36
Risk-free interest rate	0.91-3.48%
Volatility	39.13-51.83%
Term (in years)	5-10
Dividend yield	0.00%

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the term.  Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the term of the award.  The Company’s estimated volatility is an average of the historical volatility of the stock prices of its peer entities whose stock prices were publicly available.  The Company’s calculation of estimated volatility is based on historical stock prices over a period equal to the term of the awards.  The Company used the historical volatility of peer entities due to the lack of sufficient historical data of its stock price during 2001-2011.

The Company issued no Common Stock purchase warrants during the year ended December 31, 2010.  A summary of the Company’s Common Stock purchase warrant activity and related information for 2011 follows:

	Number of Shares Under Company Warrant	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at December 31, 2010	-0-
Granted	3,057,627	$0.36	8.7	$3,483,691
Exercised	-0-
Expired	-0-
Cancelled	-0-
Balance at December 31, 2011	3,057,627	$0.36	8.7	$3,483,691
Vested and Exercisable at December 31, 2011	2,254,758	$0.37	5.6	$2,361,339

Stock Options

In 2009, the Company  adopted the 2009 Long Term Incentive Compensation Plan (the “LTIP”) to provide financial incentives to employees, members of the Board, and advisers and consultants of the Company who are able to contribute towards the creation of or who have created stockholder value by providing them stock options and other stock and cash incentives (the “Awards”).  The Awards available under the LTIP consist of stock options, stock appreciation rights, restricted stock, restricted stock units, performance stock, performance units, EVA awards, and other stock or cash awards as described in the LTIP.  There are 25,000,000 shares authorized for issuance thereunder.  Prior to the Merger, no awards had been issued under the LTIP.

A summary of activity under the LTIP and related information follows:

	Number of Shares Under Company Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Balance at December 31, 2010	-0-
Granted (1)	10,682,218	$0.16	7.6	$14,188,484
Exercised	(92,057)	$0.19
Expired	-0-
Cancelled	-0-
Balance at December 31, 2011	10,590,161	$0.16	7.6	$14,067,649
Vested and Exercisable at December 31, 2011	6,581,049	$0.13	7.5	$9,038,719
____________________
(1)
This includes:  (i) VitaMed Options granted between October 2008 and December 31, 2010 for an aggregate of 7,639,722 Units of which 16,000 were canceled prior to conversion (or Company Options for 9,357,561 shares per the Conversion Ratio), (ii) VitaMed Options granted between January 1, 2011 and October 3, 2011 for an aggregate of 621,000 Units (or Company Options for 762,235 shares per the Conversion Ratio) and (iii) Company Options granted between October 4, 2011 and December 31, 2011 for an aggregate of 562,422 shares.  The terms and conditions of the VitaMed Options were reflected in the replacement Company Options including the number of shares vested.

The weighted-average grant date fair value of Company Options granted during the years ended December 31, 2011 and 2010 was $0.19 and $0.09, respectively.

As of December 31, 2011, Company Options outstanding covered an aggregate of 10,590,161 shares with a weighted average contractual life of 7.6 years and exercise prices ranging from $0.10 to $1.22 per share resulting in a weighted average exercise price of $0.16 per share.

The valuation methodology used to determine the fair value of Company Options is the Black-Scholes-Merton option-pricing model (“Black-Scholes Model”), an acceptable model in accordance with ASC 718-10.  The Black-Scholes Model requires the use of a number of assumptions including volatility of the stock price, the risk-free interest rate, and the expected life.

The assumptions used in the Black-Scholes Model during the years ended December 31, 2011 and 2010 and are set forth in the table below.

	2011	2010
Risk-free interest rate	0.91-2.54%	1.27-3.12%
Volatility	37.92-40.48%	36.34-42.46%
Expected life (in years)	5.5-6.25	5-6.25
Dividend yield	0.00%	0.00%

The risk-free interest rate assumption is based upon observed interest rates on zero coupon U.S. Treasury bonds whose maturity period is appropriate for the expected life.  Estimated volatility is a measure of the amount by which the Company’s stock price is expected to fluctuate each year during the term of the award.  The Company’s estimated volatility is an average of the historical volatility of the stock prices of its peer entities whose stock prices were publicly available.  The Company’s calculation of estimated volatility is based on historical stock prices over a period equal to the term of the awards.  The Company used the historical volatility of peer entities due to the lack of sufficient historical data of its stock price during 2001-2011.  The average expected life is based on the contractual term of the option using the simplified method.

Share-based compensation expense for Company Options recognized in our results for the years ended December 31, 2011 and 2010 ($180,087 and $177,601 respectively) is based on awards vested and we estimated no forfeitures.  ASC 718-10 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from the estimates.

At December 31, 2011 and 2010, total unrecognized estimated compensation expense related to non-vested Company Options granted prior to that date was approximately $244,000 and $206,000, respectively, which is expected to be recognized over a weighted-average period of 3.3 years.  No tax benefit was realized due to a continued pattern of operating losses.